Consolidated statements of changes in shareholders' equity - USD ($) $ in Thousands	Total	Common shares [Member]	Treasury stock [Member]	Additional paid-in capital [Member]	Retained earnings (Accumulated deficits) [Member]	Statutory reserves [Member]	Accumulated other comprehensive income/(loss) [Member]	Non-controlling interest [Member]	Total Xunlei Limited’s shareholders’ equity [Member]
Beginning Balance, Amount at Dec. 31, 2014	$ 457,021	$ 82	$ 7	$ 446,202	$ 574	$ 5,132	$ 5,894	$ (870)	$ 457,891
Beginning Balance, Shares at Dec. 31, 2014		327,611,487	30,274,602
Issuance of common shares for the vesting of restricted shares and the exercise of share options, Amount	0		$ 3	(3)
Issuance of common shares for the vesting of restricted shares and the exercise of share options, shares			10,991,120
Issuance of common shares for exercised share options, Amount	3,630	$ 2	$ (2)	3,630					3,630
Issuance of common shares for exercised share options, shares		9,092,265	(9,092,265)
Repurchase of common shares, Amount	(1,287)			(1,287)					(1,287)
Repurchase of common shares, shares		(1,068,095)	1,068,095
Share-based compensation	9,728			9,728					9,728
Restricted shares vested, Amount	0	$ 1	$ (1)
Restricted shares vested, shares		3,683,458	(3,683,458)
Net loss	(13,167)				(13,167)			(1,299)	(13,167)
Currency translation adjustments at Dec. 31, 2015	(9,945)						(10,046)	101	(10,046)
Ending Balance, Amount at Dec. 31, 2015	444,681	$ 85	$ 7	458,270	(12,593)	5,132	(4,152)	(2,068)	446,749
Ending Balance, Shares at Dec. 31, 2015		339,319,115	29,558,094
Issuance of common shares for exercised share options, Amount	58			58					58
Issuance of common shares for exercised share options, shares		440,465	(440,465)
Repurchase of common shares, Amount	(14,329)	$ (3)	$ 3	(14,329)					(14,329)
Repurchase of common shares, shares		(12,272,500)	12,272,500
Share-based compensation	9,348			9,348					9,348
Restricted shares vested, Amount	0	$ 1	$ (1)
Restricted shares vested, shares		3,057,920	(3,057,920)
Net loss	(24,111)				(24,111)			(72)	(24,111)
Currency translation adjustments at Dec. 31, 2016	(9,325)						(9,477)	152	(9,477)
Ending Balance, Amount at Dec. 31, 2016	408,238	$ 83	$ 9	453,347	(36,704)	5,132	(13,629)	(1,988)	408,238
Ending Balance, Shares at Dec. 31, 2016		330,545,000	38,332,209
Issuance of common shares for exercised share options, Amount	11			11					11
Issuance of common shares for exercised share options, shares		4,000	(4,000)
Repurchase of common shares, Amount	(358)	$ (1)	$ 1	(358)					(358)
Repurchase of common shares, shares		(465,350)	465,350
Share-based compensation	8,330			8,330					8,330
Restricted shares vested, Amount	0	$ 1	$ (1)
Restricted shares vested, shares		3,559,910	(3,559,910)
Net loss	(37,822)				(37,822)			13	(37,822)
Currency translation adjustments at Dec. 31, 2017	6,413						6,598	(185)	6,598
Ending Balance, Amount at Dec. 31, 2017	$ 384,997	$ 83	$ 9	$ 461,330	$ (74,526)	$ 5,132	$ (7,031)	$ (2,160)	$ 384,997
Ending Balance, Shares at Dec. 31, 2017		333,643,560	35,233,649